3. Acquisition of subsidiaries (Annual) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Acquisition of subsidiaries
Amount
Consideration
Cash	$6,000,000
1,265,823 shares of common stock at fair market value	4,554,304
Contingent purchase consideration	24,716,957
Total purchase consideration	$35,261,261
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash	$26,161
Other Current assets	151,284
Property, plant and equipment	788
Other non-current assets	4,000
Tradenames/Trademarks	1,419,000
Customer relationships	7,275,000
Non-compete agreements	2,096,000
10,972,233
Less: liabilities assumed
Current liabilities assumed	(264,135)
Non-current liabilities assumed	(205,320)
Imputed Deferred taxation on identifiable intangible acquired	(2,265,900)
(2,735,355)
Net identifiable assets acquired and liabilities assumed	8,236,878
Goodwill	27,024,383
$35,261,261

Amount
Consideration
Cash	$6,000,000
1,265,823 shares of common stock at fair market value	4,554,304
Contingent purchase consideration	24,716,957
Total purchase consideration	$35,261,261
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash	26,161
Other Current assets	$151,284
Property and equipment	788
Other non-current assets	4,000
Tradenames/Trademarks	1,419,000
Customer relationships	7,275,000
Non-compete agreements	2,096,000
$10,972,233
Less: liabilities assumed
Current liabilities assumed	$(264,135)
Non-current liabilities assumed	(205,320)
Imputed Deferred taxation on identifiable intangible acquired	(2,265,900)
$(2,735,355)
Net identifiable assets acquired and liabilities assumed	8,236,878
Goodwill	27,024,383
Total purchase consideration	$35,261,261

Acquisition Combined Earnings
	Revenue	Earnings

Actual for the nine months ended September 30, 2022	$872,366	$(1,786,317)

2021 Supplemental pro forma from January 1, 2021 to September 30, 2021	$34,288,462	$(7,154,851)

2020 Supplemental pro forma from January 1, 2020 to September 30, 2020	$24,992,504	$(4,810,317)

	Revenue	Earnings

Actual from July 15, 2021 to December 31, 2021	$363,030	$(398,279)

2021 Supplemental pro forma from January 1, 2021 to December 31, 2021	$45,957,894	$(15,887,232)

2020 Supplemental pro forma from January 1, 2020 to December 31, 2020	$37,607,873	$(11,491,873)